Document and Entity Information	12 Months Ended
Apr. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	Variable Insurance Products Fund V
Central Index Key	0000823535
Amendment Flag	false
Document Creation Date	Jan 2, 2013
Document Effective Date	Jan 2, 2013
Prospectus Date	Apr 28, 2012

Init Serv Serv 2 | Asset Manager Portfolio
Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Asset Manager Portfolio
April 28, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.15%	0.15%
Total annual operating expensesA	0.64%	0.76%	0.91%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Init Serv Serv 2 | Asset Manager Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf1_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Asset Manager Portfolio
April 28, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.15%	0.15%
Total annual operating expensesA	0.64%	0.76%	0.91%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Inv | Asset Manager Portfolio
Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Asset Manager Portfolio
April 28, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Total annual operating expensesA	0.72%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Inv | Asset Manager Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf1_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Asset Manager Portfolio
April 28, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Total annual operating expensesA	0.72%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Init Serv Serv 2 | Asset Manager Growth Portfolio
Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Asset Manager: Growth Portfolio
April 28, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.17%	0.17%	0.20%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Total annual operating expenses A	0.74%	0.84%	1.02%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Init Serv Serv 2 | Asset Manager Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf1_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Asset Manager: Growth Portfolio
April 28, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.17%	0.17%	0.20%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Total annual operating expenses A	0.74%	0.84%	1.02%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Inv | Asset Manager Growth Portfolio
Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Asset Manager: Growth Portfolio
April 28, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expenses A	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Inv | Asset Manager Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf1_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Asset Manager: Growth Portfolio
April 28, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expenses A	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 2, 2013